TRADE AND OTHER RECEIVABLES - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 7,485,000
Loans receivable fair value at initial recognition	$ 32,236,100				$ 33,287,041
Carrying amount of loan derecognized					$ 37,578,946
Loss on refinancing of RSP loans		$ 4,292,000	0	$ 0
Decrease through write-off, financial assets		13,117,000
Change in estimate of the repayment for the loans maturing		1,745,859
Research And Development Expenditure Credit Recognized In Profit (Loss)		4,109,469	0
Small And Medium Enterprise Research And Development Credit			15,200,280
Employee Loans Maturing 2027 | Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value		20,582,787
Employee Loans Maturing 2030 | Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value		2,347,153
Cost | Assets under construction
Disclosure of detailed information about borrowings [line items]
Grants and research and development tax incentives and grants		$ 16,602,818	$ 7,718,004
Interest free 12-month loans
Disclosure of detailed information about borrowings [line items]
Notional amount	45,009,361
Borrowings, maturity		12 months
10-year 1.12%
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 2,883,602
Borrowings, maturity	10 years
Borrowings, interest rate	1.12%
10-year 1.50%
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,649,453
Borrowings, maturity		10
Borrowings, interest rate	1.50%
Interest free 10-year loans
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 560,014
Borrowings, maturity	10 years
Bottom of range
Disclosure of detailed information about borrowings [line items]
Lease term , leases with cash guarantees and deposits | lease		2
Top of range
Disclosure of detailed information about borrowings [line items]
Lease term , leases with cash guarantees and deposits | lease		15